Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 4,262,968	$ 1,044,647
Amounts due from subsidiaries	36,169,086	24,717,918
Prepayments, deposits and other assets, net	53,707	37,919
Total Current Assets	40,485,761	25,800,484
Non-Current assets:
Investments in subsidiaries	46,861,460	46,369,097
Total Assets	87,347,221	72,169,581
Current liabilities:
Other payable	1,688	32
Amounts due to subsidiaries	24,836,295	7,588,546
Total Current Liabilities	24,837,983	7,588,578
Total Liabilities	24,837,983	7,588,578
Shareholders’ Equity
Common shares, $0.0001 par value, 100,000,000 shares authorized; 25,640,056 shares issued and outstanding as of June 30, 2024; 23,650,122 shares issued and outstanding as of June 30, 2023	2,564	2,365
Additional paid-in capital	61,351,200	58,183,383
Retained earnings	5,501,376	10,385,849
Accumulated other comprehensive loss	(4,345,902)	(3,990,594)
Total Shareholders’ Equity	62,509,238	64,581,003
Total Liabilities and Shareholders’ Equity	$ 87,347,221	$ 72,169,581